Short Term Bank Loans - Schedule of Short Term Borrowings (Details)	Dec. 31, 2024 USD ($)		Apr. 16, 2024 USD ($)	Apr. 16, 2024 CNY (¥)	Mar. 22, 2024 USD ($)	Mar. 22, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule of Short Term Borrowings [Line Items]
Short-Term Bank Loan	$ 247,969
Beijing Rural Commercial Bank [Member]
Schedule of Short Term Borrowings [Line Items]
Short-Term Bank Loan	136,999	[1]			$ 136,999	¥ 1,000,000	[1]
Bank of Nanjing [Member]
Schedule of Short Term Borrowings [Line Items]
Short-Term Bank Loan	$ 110,970	[2]	$ 110,970	¥ 810,000			[2]

[1]	On March 22, 2024, the Company entered into a loan agreement with Beijing Rural Commercial Bank to obtain a loan of $136,999 (or RMB1,000,000) for the period from March 22, 2024 to March 22, 2025 with an annual interest rate of 4.95%. The Company is required to make monthly interest payment with principal due at maturity.Mr. Pengfei Zhang, a Director of the Company, guaranteed the repayment of these loans.
[2]	On April 16, 2024, the Company entered into a loan agreement with Bank of Nanjing to obtain a loan of $110,970 (or RMB810,000) for the period from April 28, 2024 to April 15, 2025 with an annual interest rate of 5.3%. The Company is required to make monthly interest payment with principal due at maturity. Mr. Jianfei Zhang, the Chairman of the Board of Directors and Chief Executive Officer of the Company, together with Mr. Pengfei Zhang, a Director of the Company, guaranteed the repayment of these loans.